Consolidated subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
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Description of Subsidiaries and Ownership Interest

The consolidated IFRS financial statements include the assets, liabilities and financial results of the Company and its subsidiaries. The subsidiaries are listed below:

		Ownership interest
Subsidiary	Main activity	As of December 31, 2016	As of December 31, 2017
JSC QIWI (Russia)	Operation of electronic payment kiosks	100%	100%
QIWI Bank JSC (Russia)	Maintenance of electronic payment systems, money transfer, consumer and SME financial services	100%	100%
QIWI Payments Services Provider Ltd (UAE)	Operation of on-line payments	100%	100%
QIWI International Payment System LLC (USA)	Operation of electronic payment kiosks	100%	100%
Qiwi Kazakhstan LP (Kazakhstan)	Operation of electronic payment kiosks	100%	100%
JLLC OSMP BEL (Belarus)	Operation of electronic payment kiosks	51%	51%
QIWI – M S.R.L. (Moldova)	Operation of electronic payment kiosks	51%	51%
QIWI ROMANIA SRL	Operation of electronic payment kiosks	100%	100%
QIWI WALLET EUROPE SIA (Latvia) (Note 7.2)	Operation of on-line payments	100%	100%
QIWI Retail LLC (Russia)	Sublease of space for electronic payment kiosks	100%	100%
QIWI Management Services FZ-LLC (UAE)	Management services	100%	100%
CIHRUS LLC (Russia) [1]	Management services	100%	—
Attenium LLC (Russia)	Management services	100%	100%
Rapida LTD (Russia) [2]	Operation of payment processing and money transfer settlement systems	100%	—
Postomatnye Tekhnologii LLC (Russia)	Logistic	100%	100%
Future Pay LLC (Russia)	Operation of on-line payments	100%	100%
Qiwi Blockchain Technologies LLC (Russia)	Software development	100%	100%
QIWI Shtrikh LLC (Russia) [3]	On-line cashbox production	—	51%
QIWI Platform LLC (Russia) [4]	Software development	—	100%
QIWI Processing LLC (Russia) [3]	Software development	—	100%
Joint ventures (Note 6, Note 21)
Flocktory Ltd (Cyprus)	Holding company	—	82%
Flocktory Spain S.L. (Spain)	SaaS platform for customer lifecycle management and personalization	—	82%
FreeAtLast LLC (Russia)	SaaS platform for customer lifecycle management and personalization	—	82%

[1]	The entity was reorganized in the form of accession to JSC QIWI in 2017
[2]	The entity was reorganized in the form of accession to QIWI Bank JSC in 2017
[3]	The entities were incorporated in 2017
[4]	The entity with negligible net assets was acquired for insignificant consideration in 2017